Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss (numerator) Basic loss per share, basic	$ (1,433,626)	$ (928,888)	$ (3,650,740)	$ (3,076,873)	$ (4,024,222)	$ (1,985,234)
Net loss (numerator) Effect of dilutive securities-Common stock options, warrants, and convertible note
Net loss (numerator) Diluted loss per share, diluted	$ (1,433,626)	$ (928,888)	$ (3,650,740)	$ (3,076,873)	$ (4,024,222)	$ (1,985,234)
Shares (Denominator) Basic loss per shares, basic	136,640,761	130,083,598	135,516,490	125,271,516	127,304,856	99,951,385
Shares (Denominator) Effect of dilutive securities-Common stock options, warrants, and convertible note
Shares (Denominator) Diluted loss per shares, diluted	136,640,761	130,083,598	135,516,490	125,271,516	127,304,856	99,951,385
Per share amount Basic loss per share, basic	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.02)
Per share amount Effect of dilutive securities-Common stock options, warrants, and convertible note
Per share amount Diluted loss per share, diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.02)